UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                              MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                         BANCROFT CONVERTIBLE FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                        Bancroft Convertible Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
------------                                                                            -----------
               CONVERTIBLE BONDS AND NOTES -- 51.2%

               AEROSPACE AND DEFENSE -- 1.3%
$1,500,000     L-3 Communications Holdings, Inc. 3% 2035 CODES (Ba3)
                (Acquired 07/27/05 - 07/28/05; Cost $1,515,938) (1,2).................  $1,526,250
                                                                                        -----------
               AUTOMOTIVE -- 2.3%
   625,000     CSK Auto, Inc. 3.375% 2025 sr. exch. notes (NR)
                (conv. into CSK Auto Corp. common stock)
                (Acquired 07/26/05; Cost $637,500) (2)................................     654,688
 4,500,000     Lear Corp. 0% 2022 cv. sr. notes (Ba2).................................   2,055,938
                                                                                        -----------
                                                                                         2,710,626
                                                                                        -----------
               BANKING/SAVINGS AND LOAN -- 1.5%
 2,078,000     The Bear Stearns Companies, Inc. 0.25% 2010 medium-term notes (A1)
                (exch. for Fifth Third Bancorp common stock) (1)......................   1,813,678
                                                                                        -----------
               CONSUMER GOODS -- 1.6%
 1,375,000     Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2)................   1,872,695
                                                                                        -----------
               ENERGY -- 5.1%
 1,250,000     OMI Corp. 2.875% 2024 cv. sr. notes (B+)...............................   1,139,063
 2,000,000     Oil States International, Inc. 2.375% 2025 contingent cv. sr. notes
                (NR) (Acquired 06/16/05; Cost $1,980,000) (2).........................   2,288,750
 4,000,000     Weatherford International Ltd. 0% 2020 cv. sr. deb. (Baa1).............   2,608,960
                                                                                        -----------
                                                                                         6,036,773
                                                                                        -----------
               ENTERTAINMENT -- 2.6%
 3,000,000     The Walt Disney Company 2.125% 2023 cv. sr. notes (Baa1)...............   3,105,900
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 1.6%
 1,000,000     FTI Consulting, Inc. 3.75% 2012 cv. sr. notes (Ba3)
                (Acquired 07/29/05; Cost $1,028,125) (2)..............................   1,027,500
 1,000,000     Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds (A1)
                (conv. into Swiss Reinsurance Company common stock)
                (Acquired 11/15/01 - 12/05/01; Cost $1,007,750) (2)...................     930,700
                                                                                        -----------
                                                                                         1,958,200
                                                                                        -----------
               HEALTH CARE -- 4.8%
 1,500,000     Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)..........   1,750,350
 1,750,000     Isolagen, Inc. 3.5% 2024 cv. sub. notes (NR)
                (Acquired 10/29/04 - 02/17/05; Cost $1,771,250) (2)...................   1,432,813
 1,250,000     Manor Care, Inc. 2.125% 2035 cv. sr. notes (Baa3)
                (Acquired 07/27/05 - 07/28/05; Cost $1,268,125) (2)...................   1,271,875
   750,000     Mentor Corp. 2.75% 2024 cv. sub. notes (NR)............................   1,301,250
                                                                                        -----------
                                                                                         5,756,288
                                                                                        -----------
               MULTI-INDUSTRY -- 0.8%
 1,000,000     Lehman Brothers Holdings, Inc. 1% 2011 medium-term notes (A1)
                (performance linked to Cendant Corp. common stock) (1)................     950,000
                                                                                        -----------

               OFFICE EQUIPMENT -- 1.4%
 1,750,000     IOS Capital, LLC 5% 2007 cv. sub. notes (Ba3)
                (exch. for IKON Office Solutions, Inc. common stock)
                (Acquired 05/08/02 - 06/02/03; Cost $1,746,250) (2)...................   1,728,125
                                                                                        -----------

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (CONTINUED)

 Principal                                                                                 Value
  Amount                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE BONDS AND NOTES -- (CONTINUED)

               PHARMACEUTICALS -- 8.3%
$2,000,000     Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
               (exch. for Johnson & Johnson common stock).............................  $ 1,763,400
 2,000,000     Amgen, Inc. 0% 2032 LYONs (A2) (1).....................................    1,565,130
   550,000     CV Therapeutics, Inc. 3.25% 2013 sr. sub. cv. notes (NR)...............      685,438
 1,500,000     Cephalon, Inc. 2% 2015 cv. sr. sub. notes (B-).........................    1,558,125
 1,250,000     Encysive Pharmaceuticals, Inc. 2.5% 2012 cv. sr. notes (NR)............    1,362,500
 1,000,000     Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)..........................     1,010,000
 1,000,000     Teva Pharmaceutical Finance II, LLC series A 0.5% 2024 cv. sr. deb.
                (BBB) (exch. for ADR representing Teva Pharmaceutical Industries
                Ltd. common stock)....................................................      977,500
 1,000,000     Teva Pharmaceutical Finance II, LLC series B 0.25% 2024 cv. sr. deb.
                (BBB) (exch. for ADR representing Teva Pharmaceutical Industries
                Ltd. common stock)....................................................      991,250
                                                                                        -----------
                                                                                          9,913,343
                                                                                        -----------
               RETAIL -- 3.3%
 1,250,000     Casual Male Retail Group, Inc. 5% 2024 cv. sr. sub. notes (NR).........    1,175,000
 1,000,000     Dick's Sporting Goods, Inc. 1.6061% 2024 sr. cv. notes (B).............      789,000
 2,400,000     The TJX Companies, Inc. 0% 2021 LYONs (Baa1)..........................     1,937,160
                                                                                        -----------
                                                                                          3,901,160
                                                                                        -----------
               TECHNOLOGY -- 9.6%
 1,250,000     Advanced Micro Devices, Inc. 4.75% 2022 cv. sr. deb. (B3) (1)..........    1,310,938
 1,250,000     Agilent Technologies, Inc. 3% 2021 sr. cv.  deb. (Ba2) (1).............    1,235,938
 2,000,000     Citigroup Funding, Inc. 1% 2010 medium-term notes (Aa1)
                (exch. into cash equivalent of a basket of technology stocks) (1).....    1,964,200
 2,750,000     International Rectifier Corp. 4.25% 2007 cv. sub. notes (B2)...........    2,719,063
 1,500,000     LSI Logic Corp. 4% 2010 cv. sub. notes (B).............................    1,582,500
 1,500,000     Sybase, Inc. 1.75% 2025 cv. sub. notes (NR)
                (Acquired 2/15/05 - 04/20/05; Cost $1,491,557) (2)....................    1,536,045
 1,000,000     Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes (B3)...........    1,002,500
                                                                                        -----------
                                                                                         11,351,184
                                                                                        -----------
               TELECOMMUNICATIONS -- 5.4%
 1,000,000     Comverse Technology, Inc. 0% 2023 ZYPS (BB-) (3).......................    1,453,150
 1,000,000     Lucent Technologies, Inc. 2.75% 2023 series A cv. sr. deb. (B1)........    1,080,530
   500,000     Lucent Technologies, Inc. 2.75% 2025 series B cv. sr. deb. (B1)........      565,025
 1,250,000     Nortel Networks Corp. 4.25% 2008 cv. sr. notes (B3)....................    1,175,000
 2,000,000     Tekelec, Inc. 2.25% 2008 sr. sub. cv. notes (NR).......................    2,102,400
                                                                                        -----------
                                                                                          6,376,105
                                                                                        -----------
               UTILITIES -- 1.6%
 1,500,000     CMS Energy Corp. 2.875% 2024 cv. sr. notes (B1)........................    1,878,750
                                                                                        -----------

               TOTAL CONVERTIBLE BONDS AND NOTES......................................  $60,879,077
                                                                                        -----------

  Shares
-----------
               CONVERTIBLE PREFERRED STOCKS -- 26.7%

               BANKING/SAVINGS AND LOAN -- 7.9%
    17,500     Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
                (exch. for Commerce Bancorp, Inc. common stock).......................    1,129,275
    40,000     National Australia Bank Ltd. 7.875% exch. capital units (NR)...........    1,574,000
    45,000     New York Community Bancorp, Inc. 6% BONUSES units (Baa2)...............    2,317,500
    35,000     Sovereign Capital Trust IV 4.375% PIERS (Ba1)
                (exch. for Sovereign Bancorp, Inc. common stock) (1)..................    1,631,875
    50,000     Washington Mutual Capital Trust PIERS units (Baa1)
                (exch. for Washington Mutual, Inc. common stock)......................    2,700,000
                                                                                        -----------
                                                                                          9,352,650
                                                                                        -----------

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (CONTINUED)

                                                                                            Value
  Shares                                                                                  (Note 1)
-----------                                                                             -----------
               CONVERTIBLE PREFERRED STOCKS -- (CONTINUED)

               CHEMICALS -- 2.0%
    85,000     Celanese Corp. 4.25% cv. perp. pfd. (NR)...............................  $ 2,385,950
                                                                                        -----------
               ENERGY -- 7.9%
    33,000     Chesapeake Energy Corp. 5% cum. cv. pfd. (B-)
                (Acquired 04/13/05 - 6/30/05; Cost $3,482,500) (2)....................    4,166,250
    13,000     Semco Energy, Inc. 5% series B cv. cum. pfd. (B-)
                (Acquired 03/09/05 - 07/21/05; Cost $2,637,904) (2)...................    2,712,938
    25,000     The Williams Companies, Inc. 5.5% 2033 jr. sub. cv. deb. (B-)..........    2,503,125
                                                                                        -----------
                                                                                          9,382,313
                                                                                        -----------
               ENTERTAINMENT -- 0.8%
    22,500     Emmis Communications Corp. 6.25% series A cum. cv. pfd. (Caa1).........      973,125
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 5.0%
        20     Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
                (Acquired 12/29/04  01/11/05; Cost $2,078,125) (2)....................    1,915,000
    20,000     Reinsurance Group of America, Inc. 5.75% PIERS (Baa2)..................    1,138,438
   120,000     The St. Paul Travelers Companies, Inc. 4.5% 2032 cv. jr. sub.
                notes (Baa1)..........................................................    2,881,200
                                                                                        -----------
                                                                                          5,934,638
                                                                                        -----------
               HEALTH CARE -- 1.5%
    29,000     Omnicare Capital Trust II 4% PIERS (Ba3)
                (exch. for Omnicare, Inc. common stock) (1)...........................    1,811,775
                                                                                        -----------
               MINING -- 1.6%
     2,000     Freeport-McMoRan Copper and Gold, Inc. 5.5% cv. perpetual pfd. (B-)....    1,932,166
                                                                                        -----------

               TOTAL CONVERTIBLE PREFERRED STOCKS.....................................  $31,772,617
                                                                                        -----------

               MANDATORY CONVERTIBLE SECURITIES -- 18.1%

               CHEMICALS -- 1.7%
    40,000     Huntsman Corp. 5% mand. cv. pfd. (NR)..................................    1,991,960
                                                                                        -----------
               CONSUMER GOODS -- 1.0%
    30,000     Constellation Brands, Inc. dep. shs. representing 5.75% series A
                mand. cv. pfd. (B)....................................................    1,247,700
                                                                                        -----------
               ENERGY -- 3.1%
    20,000     Amerada Hess Corp. 7% mand. cv. pfd. ACES (Ba3)........................    2,020,800
    20,000     Valero Energy Corp. 2% mand. cv. pfd. (BB).............................    1,639,700
                                                                                        -----------
                                                                                          3,660,500
                                                                                        -----------
               FINANCIAL AND INSURANCE -- 6.6%
    25,000     The Chubb Corp. 7% 2006 equity units (A2) (1)..........................      809,250
    30,000     Merrill Lynch & Co., Inc. 6.75% mand. exch. sec. (Aa3)
                (exch. for Nuveen Investments, Inc. common stock).....................    1,110,210
    80,000     MetLife, Inc. 6.375% common equity units (BBB+)........................    2,234,400
    42,500     Morgan Stanley, Inc. 5.875% mand. exch. sec. (Aa3)
                (exch. for Nuveen Investments, Inc. common stock).....................    1,559,750
    40,000     The PMI Group, Inc. 5.875% HITS units (A1) (1).........................      999,000
    45,000     XL Capital, Ltd. 6.5% equity security units (A2).......................    1,098,000
                                                                                        -----------
                                                                                          7,810,610
                                                                                        -----------

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (CONTINUED)

 Principal
  Amount                                                                                   Value
 or shares                                                                                (Note 1)
-----------                                                                             -----------
                 MANDATORY CONVERTIBLE SECURITIES -- (CONTINUED)

                 FOODS -- 1.6%
    40,000 shs   Albertson's, Inc. 7.25% HITS units (Baa2) (1).......................  $    903,600
    40,000 shs   Lehman Brothers Holdings, Inc. 6.25% PIES (A1)
                  (exch. for General Mills, Inc. common stock).......................     1,040,000
                                                                                       ------------
                                                                                          1,943,600
                                                                                       ------------
                 PHARMACEUTICALS -- 3.0%
    20,000 shs   Baxter International, Inc. 7% equity units (Baa1) (1)...............     1,130,800
    45,000 shs   Schering-Plough Corp. 6% mand. cv. pfd. (Baa3)......................     2,461,500
                                                                                       ------------
                                                                                          3,592,300
                                                                                       ------------
                 UTILITIES -- 1.1%
    50,000 shs   DTE Energy Co. 8.75% equity security units (BBB-) (1)...............     1,267,500
                                                                                       ------------

                 TOTAL MANDATORY CONVERTIBLE SECURITIES..............................  $ 21,514,170
                                                                                       ------------
                 SHORT-TERM SECURITIES -- 3.4%

                 COMMERCIAL PAPER -- 3.4%
$4,000,000       American Express Credit Corp. (P1)
                  (3.18% maturing 08/02/05)..........................................     3,997,913
                                                                                       ------------
                 U.S. GOVERNMENT OBLIGATIONS -- 0.0%
    11,000       U.S. Treasury notes 2.25% 04/30/06 (Aaa) (4)........................        10,876
                                                                                       ------------

                 TOTAL SHORT-TERM SECURITIES.........................................  $  4,008,789
                                                                                       ------------

                 TOTAL CONVERTIBLE BONDS AND NOTES -- 51.2%..........................    60,879,077
                 TOTAL CONVERTIBLE PREFERRED STOCKS -- 26.7%.........................    31,772,617
                 TOTAL MANDATORY CONVERTIBLE SECURITIES -- 18.1%.....................    21,514,170
                 TOTAL SHORT-TERM SECURITIES -- 3.4%.................................     4,008,789
                                                                                       ------------
                 TOTAL INVESTMENTS -- 99.4%..........................................   118,174,653

                 OTHER ASSETS AND LIABILITIES, NET -- 0.6%...........................       658,341

                 TOTAL NET ASSETS -- 100.0%..........................................  $118,832,994
                                                                                       ============

(1)  Contingent payment debt instrument which accrues contingent interest. See Note 1(B) below.
(2)  Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $21,190,934 which represented 17.8% of the Fund's net assets.
(3)  Non-income producing security.
(4)  Collateral for a letter of credit.

ACES      Automatic Convertible Equity Securities.
ADR       American Depositary Receipts.
BONUSES   Bifurcated Option Note Unit Securities.
CODES     Convertible Contingent Debt Securities.
HITS      Hybrid Income Term Security.
LYONs     Liquid Yield Option Notes.
PIES      Premium Income Exchangeable Securities.
PIERS     Preferred Income Equity Redeemable Securities.
ZYPS      Zero Yield Puttable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's.
NR is used whenever a rating is unavailable.

At July 31, 2005: (1) the aggregate cost of investments for Federal income tax purposes was
$111,648,222, (2) aggregate gross unrealized appreciation was $9,346,529, (3) aggregate gross unrealized depreciation was $2,820,098, and (4) net unrealized appreciation was $6,526,431.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES
Bancroft Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(A)  SECURITY VALUATION
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Unlisted securities traded in the over-the-counter market and listed securities for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management with the approval of the Board of Directors. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

(B)  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 9 cents per share for the nine months ended July 31, 2005. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At July 31, 2005 there were unrealized losses of approximately 5 cents per share on contingent payment debt instruments.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act"),
(17 CFR 270.30a-3(c))) are effective as of August 10, 2005, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications of the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Convertible Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: September 28, 2005


  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: September 28, 2005

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: September 28, 2005